Auditor's remuneration and Research and development expenditures - Auditor's remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total remuneration	$ 17.6	$ 16.1	$ 13.2
Ernst and Young
Disclosure of operating segments [line items]
Audit fee	15.5	14.9	11.4
Audit related fee	1.7	1.2	1.8
Tax fee	0.0	0.0	0.0
Other service fee	$ 0.4	$ 0.0	$ 0.0